Pension Plans and Other Postretirement Benefits - Schedule of Changes in Pension Benefit Obligations and Fair Value of Plan Assets and Funded Status of All Significant Plans (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 14,097	$ 13,866	$ 10,054
Interest cost	7,687	6,482	6,475
Funded status at end of period	(187,521)	(156,567)
Defined Benefit Pension Plans [Member] | Change in Projected Benefit Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of period	237,914	231,437
Service cost	14,097	13,866
Interest cost	7,687	6,482
Plan participants' contributions	2,385	1,831
Actuarial changes in assumptions and experience	72,470	(10,376)
Benefits paid	(900)	(3,362)
Benefit payments by employer	(1,428)	(1,367)
Acquisitions/Divestiture		(333)
Plan amendments	(12,706)	(12,992)
Curtailments		2,124
Settlements	(6,783)	(1,633)
Other	614	4,576
Currency impact	(33,259)	7,661
Benefit obligation at end of period	280,091	237,914
Defined Benefit Pension Plans [Member] | Change in Plan Assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets at beginning of period	81,347	72,350
Actual return on plan assets	18,580	(12,713)
Settlements	(6,783)	(1,633)
Employer contributions	9,446	17,665
Plan participants' contributions	2,385	1,831
Benefits paid	(2,239)	(3,609)
Other	614	4,576
Currency impact	(10,780)	2,880
Fair value of plan assets at end of period	92,570	81,347
Other Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1,048	283	252
Interest cost	1,189	262	275
Funded status at end of period	(9,077)	(6,660)
Other Postretirement Plans [Member] | Change in Projected Benefit Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of period	6,660	6,666
Service cost	1,048	283
Interest cost	1,189	262
Actuarial changes in assumptions and experience	1,263	(1,354)
Acquisitions/Divestiture	1,679
Plan amendments		730
Curtailments	(1,743)
Currency impact	(1,019)	73
Benefit obligation at end of period	$ 9,077	$ 6,660